Earnings (Loss) Per Share - Summary of Reconciliation for Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss attributable to Cresco Labs Inc. shareholders	$ (81,925)	$ (43,201)
Weighted-average number of shares outstanding	210,466	118,318
Loss per share – basic and diluted	$ (0.39)	$ (0.37)